Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022
Operating expenses
General and administrative	$ 684,716	$ 1,125,365	$ 2,574,576	$ 3,262,427	$ 4,362,117		$ 4,759,205		$ 3,170,440
Research and development, net	723,048	345,883	1,636,343	896,317	1,382,808		1,544,229		3,080,991
Total operating expenses	1,407,764	1,471,248	4,210,919	4,158,744	5,744,925		6,303,434		6,251,431
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)	139,563	(643,225)	1,319,081	(83,080)	707,802		(2,189,986)		(290,569)
Changes in fair value of short-term investments (Note 3)	(63,602)		(292,390)	(7,612)	(68,624)		(107,638)		(308,188)
Foreign exchange gain (loss)	3,068	(5,380)	864	(2,709)	(6,028)		(78,136)		(404)
Other finance expenses	(9,192)	(61,408)	(25,775)	(30,379)	(36,161)		(10,894)		(14,417)
Interest income on deposit	32,593	146,432	108,249	209,934	271,224		70,068
Other expenses		(16,498)		(16,498)
Total finance income (expenses)	102,430	(580,079)	1,110,029	69,656	868,213		(2,316,586)		(613,578)
Other income
Dividend received							16,555
Total other income							16,555
Loss before taxes	(1,305,334)	(2,051,327)	(3,100,890)	(4,089,088)	(4,876,712)		(8,603,465)		(6,865,009)
Tax expenses	(8,258)	(42,590)	(68,251)	(280,846)	(377,966)		(17,372)		(29,859)
Net Loss and Comprehensive loss	$ (1,313,592)	$ (2,093,917)	$ (3,169,141)	$ (4,369,934)	(5,254,678)		(8,620,837)		(6,894,868)
Other comprehensive loss for the year
Foreign exchange differences on translation of foreign operations									(21,250)
Total comprehensive loss					$ (5,254,678)		$ (8,620,837)		$ (6,916,118)
Loss per share, basic (in Dollars per share)	$ (0.25)	$ (0.59)	$ (0.64)	$ (1.58)	$ (1.69)		$ (42.58)		$ (159.11)
Loss per share , diluted (in Dollars per share)	$ (0.25)	$ (0.59)	$ (0.64)	$ (1.58)	$ (1.69)		$ (42.58)		$ (159.11)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	5,342,211	3,559,860	4,954,577	2,773,384	3,100,131	[1]	202,481	[1]	43,335	[1]
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	5,342,211	3,559,860	4,954,577	2,773,384	3,100,131	[1]	202,481	[1]	43,335	[1]

[1]	On September 30, 2022 and on November 28, 2023, the Company effected 1-for-30 reverse splits of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.